Supplemental Financial Statement Information - Other Current Accrued Liabilities (Detail) (Successor [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 14, 2011
Successor [Member]
Other Accrued Liabilities [Line Items]
Compensation and employee benefit liabilities	$ 124,893	$ 114,679
Deferred revenue	21,498	37,663
Product warranty accrual	24,838	26,005
Accrued interest	47,366	63,783
Restructuring reserve	18,572	20,481	21,432	30,677
Other	95,113	81,931
Other accrued liabilities, total	$ 332,280	$ 344,542